UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redbrick Capital Management, L.P.
Address: 75 Park Plaza
         Boston, MA  02116

13F File Number:  28-11687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sherri Pelski
Title:     Chief Compliance Officer
Phone:     617-892-8950

Signature, Place, and Date of Signing:

       /s/  Sherri Pelski     Boston, MA     November 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $409,535 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207      215     3100 SH       SOLE                     3100        0        0
ALTRIA GROUP INC               COM              02209S103      551     7200 SH       SOLE                     7200        0        0
AMERICA SVC GROUP INC          COM              02364L109     2121   163000 SH       SOLE                   163000        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107    10994   450000 SH       SOLE                   450000        0        0
ANIXTER INTL INC               NOTE         7/0 035290AG0     4269  5000000 PRN      SOLE                  5000000        0        0
ARCHSTONE SMITH OPER TR        NOTE  4.000% 7/1 039584AC1    12953 12500000 PRN      SOLE                 12500000        0        0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108     1208   800000 SH       SOLE                   800000        0        0
BEAR STEARNS COS INC           COM              073902108      210     1500 SH       SOLE                     1500        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE  3.750% 5/1 10112RAG9    13991 13000000 PRN      SOLE                 13000000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     4438   300000 SH       SOLE                   300000        0        0
BRUNSWICK CORP                 COM              117043109      212     6800 SH       SOLE                     6800        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105      662    13700 SH       SOLE                    13700        0        0
CAPITAL ONE FINL CORP          COM              14040H105    19665   250000 SH       SOLE                   250000        0        0
CARNIVAL CORP                  DBCV  2.000% 4/1 143658AN2    24238 19500000 PRN      SOLE                 19500000        0        0
CENTERPOINT ENERGY INC         NOTE  3.750% 5/1 15189TAM9    54986 43000000 PRN      SOLE                 43000000        0        0
CIGNA CORP                     COM              125509109      686     5900 SH       SOLE                     5900        0        0
CISCO SYS INC                  COM              17275R102      689    30000 SH       SOLE                    30000        0        0
COMPUTER ASSOC INTL INC        NOTE  1.625%12/1 204912AQ2    73899 59357000 PRN      SOLE                 59357000        0        0
EXXON MOBIL CORP               COM              30231G102      295     4400 SH       SOLE                     4400        0        0
GENESIS HEALTHCARE CORP        COM              37184D101      524    11000 SH       SOLE                    11000        0        0
HCC INS HLDGS INC              NOTE  1.300% 4/0 404132AB8    10903  7500000 PRN      SOLE                  7500000        0        0
HILTON HOTELS CORP             NOTE  3.375% 4/1 432848AZ2    13075 10000000 PRN      SOLE                 10000000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1318    14400 SH       SOLE                    14400        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     4063    44400 SH  PUT  SOLE                    44400        0        0
HUDSON CITY BANCORP            COM              443683107     9275   700000 SH       SOLE                   700000        0        0
HUNTSMAN CORP                  COM              447011107     3822   210000 SH       SOLE                   210000        0        0
INDYMAC BANCORP INC            COM              456607100      214     5200 SH       SOLE                     5200        0        0
JOHNSON & JOHNSON              COM              478160104    20781   320000 SH  CALL SOLE                   320000        0        0
JOHNSON & JOHNSON              COM              478160104    20781   320000 SH  PUT  SOLE                   320000        0        0
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AG2     9913 10000000 PRN      SOLE                 10000000        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     3408    80000 SH       SOLE                    80000        0        0
MARATHON OIL CORP              COM              565849106      454     5900 SH       SOLE                     5900        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     2864    70000 SH       SOLE                    70000        0        0
MULTI FINELINE ELECTRONIX IN   COM              62541B101     2283    90000 SH       SOLE                    90000        0        0
OMNICARE INC                   DBCV  3.250%12/1 681904AL2     8919 10000000 PRN      SOLE                 10000000        0        0
PHELPS DODGE CORP              COM              717265102      280     3300 SH       SOLE                     3300        0        0
SILICON VY BANCSHARES          NOTE         6/1 827064AC0    17687 13150000 PRN      SOLE                 13150000        0        0
TEVA PHARMACEUTICAL FIN II L   DBCV  0.250% 2/0 88164RAB3    10838 10000000 PRN      SOLE                 10000000        0        0
TOWER GROUP INC                COM              891777104      227     6800 SH       SOLE                     6800        0        0
TYCO INTL GROUP S A            DBCV  3.125% 1/1 902118BG2     6595  5000000 PRN      SOLE                  5000000        0        0
UST INC                        COM              902911106      307     5600 SH       SOLE                     5600        0        0
VORNADO RLTY L P               DEB   3.875% 4/1 929043AC1    32318 25700000 PRN      SOLE                 25700000        0        0
WATSON PHARMACEUTICALS INC     COM              942683103      981    37500 SH  PUT  SOLE                    37500        0        0
WATSON PHARMACEUTICALS INC     COM              942683103      442    16875 SH       SOLE                    16875        0        0
WATSON PHARMACEUTICALS INC     COM              942683103      981    37500 SH  CALL SOLE                    37500        0        0
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